Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Computed expected tax expense/(benefit)	(25.00%)	(25.00%)	(25.00%)
PRC tax rate differential, preferential rate	10.07%	4.48%	6.85%
Tax rate differential for non-PRC entities	2.18%	7.19%	2.84%
Tax rate change	0.00%	0.00%	0.64%
Tax holiday	0.50%	(0.08%)	(0.79%)
Research and development tax credit	(0.39%)	(2.03%)	(1.04%)
Non-deductible expenses:
Staff welfare in excess of allowable limits	0.29%	0.17%	0.08%
Share based compensation	0.06%	0.67%	0.20%
Entertainment expenses	0.02%	0.10%	0.10%
Change in valuation allowance	25.50%	15.88%	17.44%
Dividend withholding tax	(0.00%)	(0.04%)	0.10%
Others	0.92%	5.50%	0.12%
Actual income tax expense/(benefit)	14.15%	6.84%	1.54%